Summary of Net Sales to Customers by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Hong Kong
Segment Reporting Information [Line Items]
Net Sales	86,590		79,536		81,015
Europe
Segment Reporting Information [Line Items]
Net Sales	14,446		30,283		57,226
United States
Segment Reporting Information [Line Items]
Net Sales	3,021		32,332		47,518
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Net Sales	371,376		2,540		9,970
Japan
Segment Reporting Information [Line Items]
Net Sales	665,502		377,933		248,269
Others
Segment Reporting Information [Line Items]
Net Sales	$ 6,988		$ 2,453		$ 4,315

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.